Leases - Summary of Lease Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information About Lease Expenses [Abstract]
Interest expenses on lease liabilities	¥ 8,223	¥ 8,292
Expenses related to short-term leases accounted for applying an exemption	19,764	17,805
Income from subleases	(2,256)	(2,256)
Net cash outflows for leases	¥ 83,546	¥ 81,399